Intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 2,618
Ending balance	2,757	£ 2,618
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,940	2,691
Additions	245	255
Disposals		(6)
Ending balance	3,185	2,940
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	322	238
Disposals		(6)
Charge for year	106	90
Ending balance	428	322
IP R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,953
Ending balance	1,953	1,953
IP R&D | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,953	1,953
Additions	0	0
Disposals		0
Ending balance	1,953	1,953
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4
Ending balance	3	4
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15	11
Additions	3	4
Disposals		0
Ending balance	18	15
Computer software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11	6
Disposals		0
Charge for year	4	5
Ending balance	15	11
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	661
Ending balance	801	661
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	972	727
Additions	242	251
Disposals		(6)
Ending balance	1,214	972
Patents | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	311	232
Disposals		(6)
Charge for year	102	85
Ending balance	£ 413	£ 311